Events occurring after the reporting period	12 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events occurring after the reporting period	Events occurring after the reporting period
In July 2024, the Group resubmitted it's BLA with the FDA for approval of remestemcel-L in the treatment of children with SR-aGVHD and the FDA accepted the Group's BLA resubmission and set a PDUFA goal date of January 7, 2025. Assumptions associated with SR-aGVHD are included within the impairment assessment of Osiris MSC products within in-process research and development, contingent consideration, pre-launch inventory and the NovaQuest borrowings on the consolidated balance sheet and forecast net operating cash usage.
In August 2024, the Group modified the short term incentive plan providing employees with the choice to elect into receiving an option grant in lieu of cash payment of their short term incentive entitlements for the years ended June 30, 2024 and 2023, which have been deferred to BLA approval. The level of participation and the terms of the modification are yet to be determined at the date of this report.
In August 2024, the Group announced that the consolidated class action, filed in the Federal Court in Australia in 2022, has been resolved subject to Federal Court approval and includes no admission of liability. In relation to the settlement of the class action, which was assessed as an adjusting subsequent event, the Group recognized a provision for litigation settlement as of June 30, 2024 in the consolidated balance sheet (inclusive of interest and costs), refer to Note 6(d). Given the settlement will be funded entirely by Mesoblast's insurers, the Group has also recognized an insurance asset within trade and other receivables in the consolidated balance sheet as of June 30, 2024, refer to Note 5(b).
There were no other events that have occurred after June 30, 2024 and prior to the signing of this financial report that would likely have a material impact on the financial results presented.